Financial Instruments and Fair Value Measurements - Amount of Gain/ (Loss) Recognized in Other Comprehensive Income/ (Loss) on Derivatives (Effective Portion) (Table) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives designated for cash flow hedging relationships [Abstract]
Interest rate swaps - Unrealized gains/(losses)	$ 0	$ 0	$ (5,495)
Interest rate swaps - Realized losses associated with capitalized interest	0	0	(11,539)
Total	$ 0	$ 0	$ (17,034)